Business Combination (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Business Combination [Abstract]
Schedule of Common Stock Outstanding After the Closing of the Business Combination	The following table presents the total Common Stock outstanding immediately after the closing of the Business Combination:
Number of Shares
Exchange of CLIN common stock subject to possible redemption that was not redeemed for Alternus Clean Energy Inc. common stock	127,142
Exchange of public share rights held by CLIN shareholders for Alternus Clean Energy Inc. common stock	2,300,000
Issuance of Alternus Clean Energy, Inc. common stock to promissory note holders	400,000
Exchange of CLIN Class A common stock held by CLIN Sponsor for Alternus Clean Energy Inc. common stock	8,556,667
Subtotal - Business Combination, net of redemptions	11,383,809
Issuance of shares under the FPA	1,496,234
Shares purchased by the accredited investor under the FPA	1,300,320
Issuance of Alternus Clean Energy Inc. common stock to Alternus Energy Group Plc. on the Closing Date	57,500,000
Issuance of Alternus Clean Energy Inc. common stock to the CLIN Sponsor as a holder of CLIN convertible notes on the Closing Date	225,000
Total – Alternus Clean Energy Inc. common stock outstanding as a result of the Business Combination, FPA, exchange of Acquired Subsidiaries’ shares for shares of Alternus Clean Energy Inc. and issuance of Alternus Clean Energy Inc. common stock the holder of CLIN convertible notes.	71,905,363
The following table presents the total Common Stock outstanding immediately after the closing of the Business Combination:
Number of Shares
Exchange of CLIN common stock subject to possible redemption that was not redeemed for Alternus Clean Energy Inc. common stock	127,142
Exchange of public share rights held by CLIN shareholders for Alternus Clean Energy Inc. common stock	2,300,000
Issuance of Alternus Clean Energy, Inc. common stock to promissory note holders	400,000
Exchange of CLIN Class A common stock held by CLIN Sponsor for Alternus Clean Energy Inc. common stock	8,556,667
Subtotal - Business Combination, net of redemptions	11,383,809
Issuance of shares under the FPA	1,496,234
Shares purchased by the accredited investor under the FPA	1,300,320
Issuance of Alternus Clean Energy Inc. common stock to Alternus Energy Group Plc. on the Closing Date	57,500,000
Issuance of Alternus Clean Energy Inc. common stock to the CLIN Sponsor as a holder of CLIN convertible notes on the Closing Date	225,000
Total – Alternus Clean Energy Inc. common stock outstanding as a result of the Business Combination, FPA, exchange of Acquired Subsidiaries’ shares for shares of Alternus Clean Energy Inc. and issuance of Alternus Clean Energy Inc. common stock the holder of CLIN convertible notes.	71,905,363